Risk	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Risk
25	Risk

(a)	Financial risk management

The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company monitors the effectiveness of the Company’s risk management.

The sensitivity analyses in the following sections relate to the position as of December 31, 2018.

Capital management

The Company’s objectives when managing capital are to:

•	maximize shareholder value;

•	safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and

•	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or alter the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018, 2017 and 2016.

(i) Foreign exchange risk

The Company’s exposure to foreign currency risk as of December 31, 2018 and December 31, 2017, was as follows:

	2018	2017
Cash and cash equivalents (Note 5)	3,615	—

The Company does not operate outside Brazil and does not have exposure to foreign exchange risk on commercial transactions, i.e., revenues or expenses. The IPO proceedings were received in U.S. dollar but are not expected to be maintained in such currency.

Sensitivity analysis

The sensitivity analysis as of December 31, 2018 consider three scenarios of U.S. dollar exchange rate variation, as follows:

•	Base scenario - exchange rate as of December 31, 2018 of R$ 3.8742 per US$ 1.00;
•	Scenario I - a 10% increase in the U.S. dollar exchange rate to R$ 4.2616; and
•	Scenario II - a 10% decrease in the U.S. dollar exchange rate to R$ 3.4867.

The table below set forth the sensitivity analysis as of December 31, 2018, for the amount of cash and cash equivalents denominated in U.S. dollar of US$ 933 thousand:

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 3.8742	Exchange rate: R$ 4.2616	Exchange rate: R$ 3.4867
Finance income (costs)	—	R$ 362	R$ (362)

(ii) Liquidity risk

Management of the Company has responsibility for mitigating liquidity risk. In order to achieve its goals, management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for printing educational content, freight expenses, operating expenses, labor and social obligations and other operating disbursements.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
As of December 31, 2018
Trade payables	—	14,845	—	—	—	14,845
Financial instruments from acquisition of interests	—	13	38	25,046	—	25,097
Accounts payable to selling shareholders	—	—	830	180,551	—	181,381

	—	14,858	868	205,597	—	221,323

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
As of December 31, 2017
Trade payables	42	3,870	6	—	—	3,918
Financial instruments from acquisition of interests	—	—	1,784	11,853	—	13,637
Accounts payable to selling shareholders	—	—	14,936	43,067	—	58,003

	42	3,870	16,726	54,920	—	75,558

(iii) Financial counterparty risk

This risk arises from the possibility that the Company may incur losses due to the default of its counterparties. To mitigate these risks, the Company adopts as practice the analysis of the financial and equity situation of its counterparties.

Counterparty credit limits, which take published credit ratings and other factors into account, are set to cover the Company’s total aggregate exposure to a single financial institution. Exposures and limits applicable to each financial institution are approved by our treasury within guidelines approved by the board and are reviewed on a regular basis.

(iv) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s investments with floating interest rates. The Company is mainly exposed to fluctuations in CDI interest rates on cash equivalents and financial investments.

Sensitivity analysis

The Company has a significant portion of its financial investments indexed to the CDI variation. According to the reference rates obtained from the website of the Brazilian Stock Exchange – B3 S.A.—Brasil, Bolsa, Balcão (“B3”) and projected for 12 months, as of December 31, 2018 the CDI rate was 6.42%.

As of December 31, 2018, the Company’s management estimated two scenarios of the CDI rates at +10% and -10%, which were used as a basis for the possible and remote scenarios, respectively. The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	8,686	56	(56)
Financial investments	810,812	5,205	(5,205)

The Company has derivatives (calls and put options) on non-controlling interests in associates and joint ventures acquired. The fair value of these derivatives is calculated using multiple scenarios and intrinsic methods. The major inputs are: exercise price, exercise date, volatility and gross profit of the associates and joint ventures.

The Company performed evaluation of their fair value at the end of each year in order to account for any changes to it, as disclosed in Note 24. These derivatives, which are not publicly traded, have specific conditions that do not enable the Company to present a sensitivity analysis in relation to specific interest rates or market indexes. Also, these derivatives are part of the Company’s strategy to acquire companies directly related to its continuous growth and are considered by the Company as a deferred payment to the previous shareholders’ of the acquirees.

Changes in liabilities arising from financing activities

	January 1, 2017	Cash flows	Other	December 31, 2017	Cash flows	Other	December 31, 2018
Dividends payable	17,843	(75,053)	67,721	10,511	(85,000)	82,266	—

Total	17,843	(75,053)	67,721	10,511	(85,000)	82,266	—